FINANCIAL INSTRUMENTS (Details 15) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	$ 1,888,317	$ 1,237,246
Non-current financial liabilities at amortised cost	6,008,125	5,335,079
Financial liabilities at amortised cost	7,896,442	6,572,325
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	1,073,662	373,344
Non-current financial liabilities at amortised cost	5,422,427	5,080,792
Financial liabilities at amortised cost	6,496,089	5,454,136
Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	47,242	36,784
Non-current financial liabilities at amortised cost	512,140	227,440
Financial liabilities at amortised cost	559,382	264,224
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	760,455	812,838
Non-current financial liabilities at amortised cost	50,577	20,116
Financial liabilities at amortised cost	811,032	832,954
Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	6,958	14,280
Non-current financial liabilities at amortised cost	22,981	6,731
Financial liabilities at amortised cost	$ 29,939	$ 21,011